SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Accrued liabilities	$ 216,297	$ 9,972
Accrued payroll	533,643
Total accounts payable and accrued expenses	940,295	9,972
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	184,677
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 5,678